DISPOSAL OF A SUBSIDIARY	12 Months Ended
Dec. 31, 2021
Disposal Of Subsidiary
DISPOSAL OF A SUBSIDIARY

28.	DISPOSAL OF A SUBSIDIARY

On April 28, 2021, the Company’s subsidiary, China Coal entered into an equity transfer agreement to transfer 100% of the equity interests of Yangpu Lianzhong for a total consideration of CNY103,767 (US$16,326) to the Company’s related party, Shenzhen Feishang Energy Investment Co., Limited (“Feishang Energy”).

At the date of disposal, the carrying values of the net assets of the subsidiary disposed of were as follows:

	Date of disposal
	CNY	US$

Other receivables	114,766	18,057
Cash and cash equivalents	263	41
Other payables and accruals	(1,062)	(167)
Taxes payable	(10,200)	(1,605)
Net assets subject to disposal	103,767	16,326

Consideration	103,767	16,326
Net impact	—	—

The disposal consideration receivable was fully realized by offsetting amounts due to Feishang Energy under a series of creditor right transfer agreements.

An analysis of the cash flow in respect of the disposal of Yangpu Lianzhong is as follows:

	CNY	US$

Cash consideration	—	—
Cash and bank balances disposed	(263)	(41)
Net outflow of cash and cash equivalents included in cash flows from investing activities	(263)	(41)